SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue (note 3)	$ 1,057,881	$ 343,918
Operating costs (note 4(a))	(319,171)	(77,059)
Royalties (note 4(b))	(30,730)	(8,536)
Exploration and evaluation (note 5)	(43,343)	(34,595)
General and administrative (note 6)	(46,089)	(16,899)
Segment profit (loss) as provided to the CODM	618,548	206,829
Depletion and depreciation	(145,693)	(40,683)
Interest income	8,322	10,845
Depreciation	(542)	(407)
Share based payments (note 21)	(9,476)	(4,815)
Interest and accretion expense	(55,483)	(6,891)
Change in fair value during the year	(145,735)	3,138
Foreign exchange and other gain (loss)	(8,894)	8,246
INCOME BEFORE TAXES	261,047	176,262
Property, plant and equipment	1,320,739	202,585
Exploration and evaluation properties	181,948	181,993
Additions to non-current assets	177,126	32,262
Inventories	85,718	36,136
Total assets	2,078,333	598,349
Total liabilities	(1,422,179)	(90,904)
External revenue
Disclosure of geographical areas [line items]
Revenue (note 3)	1,057,881	343,918
Musselwhite Mine
Disclosure of geographical areas [line items]
Operating costs (note 4(a))	(231,582)
Royalties (note 4(b))	(20,240)
Exploration and evaluation (note 5)	(4,646)
Segment profit (loss) as provided to the CODM	475,552
Musselwhite Mine | External revenue
Disclosure of geographical areas [line items]
Revenue (note 3)	551,850
Musselwhite Mine | Intersegment revenue
Disclosure of geographical areas [line items]
Revenue (note 3)	180,170
Camino Rojo
Disclosure of geographical areas [line items]
Operating costs (note 4(a))	(87,589)	(77,059)
Royalties (note 4(b))	(10,490)	(8,536)
Exploration and evaluation (note 5)	(7,413)	(8,071)
Segment profit (loss) as provided to the CODM	247,444	250,252
Camino Rojo | External revenue
Disclosure of geographical areas [line items]
Revenue (note 3)	352,936	343,918
South Carlin
Disclosure of geographical areas [line items]
Exploration and evaluation (note 5)	(25,489)	(20,875)
Segment profit (loss) as provided to the CODM	(25,489)	(20,875)
Cerro Quema
Disclosure of geographical areas [line items]
Exploration and evaluation (note 5)	(5,320)	(5,245)
General and administrative (note 6)		(755)
Segment profit (loss) as provided to the CODM	(5,320)	(6,000)
Mexico
Disclosure of geographical areas [line items]
Property, plant and equipment	185,365	201,417
Additions to non-current assets	17,493	32,010
Inventories	42,236	36,136
Total assets	401,944	378,619
Panama
Disclosure of geographical areas [line items]
Exploration and evaluation properties	10,000	10,000
Total assets	10,826	10,809
USA
Disclosure of geographical areas [line items]
Property, plant and equipment	10,594	613
Exploration and evaluation properties	171,948	171,993
Additions to non-current assets	10,239	236
Total assets	185,135	173,260
Canada
Disclosure of geographical areas [line items]
Exploration and evaluation (note 5)	(475)	(404)
General and administrative (note 6)	(46,089)	(16,144)
Segment profit (loss) as provided to the CODM	(73,639)	(16,548)
Property, plant and equipment	1,123,187
Additions to non-current assets	147,919
Inventories	43,482
Total assets	1,409,519
Canada | External revenue
Disclosure of geographical areas [line items]
Revenue (note 3)	153,095
Canada | Intersegment revenue
Disclosure of geographical areas [line items]
Revenue (note 3)	(180,170)
Corporate
Disclosure of geographical areas [line items]
Property, plant and equipment	1,593	555
Additions to non-current assets	1,475	16
Total assets	$ 70,909	$ 35,661